Saturna Investment Trust, Sextant Short-Term Bond Fund

Corporate Bonds – 73.8%	Coupon/Maturity	Face Amount	Market Value	Percentage of Net Assets

Consumer Discretionary

Apple	1.80% due 09/11/2024	$ 250,000	$260,982	2.1%

Autozone	3.25% due 04/15/2025	300,000	323,963	2.6%

VF	2.40% due 04/23/2025	200,000	209,843	1.7%

			794,788	6.4%
Consumer Staples

Church & Dwight	2.875% due 10/01/2022	300,000	311,573	2.5%

Costco Wholesale	2.75% due 05/18/2024	385,000	411,802	3.3%

Dollar General	4.15% due 11/01/2025	300,000	338,633	2.7%

Estee Lauder	2.35% due 08/15/2022	350,000	360,095	2.9%

McCormick & Co.	2.70% due 08/15/2022	500,000	515,436	4.2%

Walmart	2.85% due 07/08/2024	300,000	322,623	2.6%

			2,260,162	18.2%
Financials

Paypal	2.65% due 10/01/2026	300,000	321,369	2.6%

Visa	3.15% due 12/14/2025	300,000	328,781	2.6%

			650,150	5.2%
Health Care

Bristol-Myers Squibb	3.875% due 08/15/2025	200,000	224,005	1.8%

Celgene	2.25% due 08/15/2021	300,000	302,603	2.5%

Gilead Sciences	2.50% due 09/01/2023	400,000	418,595	3.4%

Teva Pharmaceutical	3.65% due 11/10/2021	350,000	353,500	2.8%

			1,298,703	10.5%
Industrials

Burlington Northern Santa Fe	3.05% due 09/01/2022	400,000	413,585	3.3%

Cintas Corp # 2	3.25% due 06/01/2022	350,000	359,806	2.9%

CSX	4.25% due 06/01/2021	350,000	350,000	2.8%

General Electric	4.65% due 10/17/2021	68,000	69,852	0.6%

			1,193,243	9.6%

Materials

3M	2.00% due 06/26/2022	400,000	409,073	3.3%

DuPont De Nemours	4.493% due 11/15/2025	350,000	399,756	3.2%

			808,829	6.5%

Technology

Honeywell International	4.25% due 03/01/2021	450,000	450,000	3.6%

Microsoft	2.375% due 05/01/2023	295,000	306,789	2.5%

Qualcomm	2.60% due 01/30/2023	400,000	416,677	3.4%

			1,173,466	9.5%

Utilities

Exelon Generation	3.25% due 06/01/2025	400,000	428,279	3.5%

Florida Power & Light	2.85% due 04/01/2025	270,000	289,262	2.3%

PacifiCorp	2.95% due 06/01/2023	250,000	262,713	2.1%

			980,254	7.9%

Total Corporate Bonds	(Cost is $8,986,904)		9,159,595	73.8%

Government Bonds – 22.8%

United States Treasury Notes

United States Treasury Note	2.625% due 05/15/2021	$555,000	$557,914	4.5%

United States Treasury Note	2.50% due 08/15/2023	600,000	633,422	5.1%

United States Treasury Note	2.25% due 10/31/2024	100,000	106,453	0.9%

United States Treasury Note	2.875% due 04/30/2025	750,000	820,342	6.6%

United States Treasury Note	2.625% due 12/31/2025	650,000	708,195	5.7%

			2,826,326	22.8%

Total Government Bonds	(Cost is $2,790,476)		$2,826,326	22.8%

Total investments		(Cost $11,777,380)	$11,985,921	96.6%

Other assets (net of liabilities)			426,227	3.4%

Total net assets			$12,412,148	100.0%

Saturna Investment Trust, Sextant Bond Income Fund

Corporate Bonds – 61.2%	Coupon/Maturity	Face Amount	Market Value	Percentage of Net Assets

Consumer Discretionary

Home Depot	5.875% due 12/16/2036	$300,000	$427,345	3.2%

Lowe’s	5.80% due 10/15/2036	250,000	333,617	2.5%

			760,962	5.7%

Consumer Staples

Kimberly Clark	5.30% due 03/01/2041	100,000	134,059	1.0%

Procter & Gamble	5.50% due 02/01/2034	200,000	270,502	2.0%

Unilever Capital	5.90% due 11/15/2032	200,000	277,175	2.1%

			681,736	5.1%

Energy

Baker Hughes	6.875% due 01/15/2029	100,000	128,423	0.9%

Canadian Natural Resources	6.45% due 06/30/2033	225,000	288,513	2.2%

Statoil	7.15% due 01/15/2029	224,000	299,933	2.3%

			716,869	5.4%

Financials

Affiliated Managers Group	3.50% due 08/01/2025	250,000	272,483	2.1%

Bank Of New York Mellon MTN	3.30% due 08/23/2029	250,000	275,070	2.1%

UBS AG Stamford CT	7.75% due 09/01/2026	200,000	252,493	1.9%

			800,046	6.1%

Health Care

Becton Dickinson	6.70% due 08/01/2028	240,000	300,238	2.3%

Johnson & Johnson	4.95% due 05/15/2033	226,000	295,596	2.2%

Johnson & Johnson	5.85% due 07/15/2038	50,000	72,440	0.6%

Medtronic Inc	4.375% due 03/15/2035	260,000	324,469	2.4%

Merck & Co.	6.50% due 12/01/2033	215,000	317,969	2.4%

Teva Pharmaceutical	3.65% due 11/10/2021	250,000	252,500	1.9%

			1,563,212	11.8%

Industrials

Burlington Northern Santa Fe	5.05% due 03/01/2041	310,000	403,689	3.0%

Deere & Co.	8.10% due 05/15/2030	95,000	139,787	1.1%

United Technologies	6.05% due 06/01/2036	250,000	346,546	2.6%

			890,022	6.7%

Materials

Praxair	3.55% due 11/07/2042	350,000	390,345	2.9%

			390,345	2.9%

Technology

Apple	4.50% due 02/23/2036	350,000	438,829	3.3%

Intel	4.00% due 12/15/2032	360,000	425,835	3.2%

Microsoft	4.20% due 11/03/2035	350,000	433,152	3.3%

Microsoft	5.30% due 02/08/2041	50,000	71,626	0.5%

			1,369,442	10.3%

Utilities

Alabama Power	4.15% due 08/15/2044	200,000	231,774	1.7%

Entergy Louisiana	5.40% due 11/01/2024	200,000	233,699	1.8%

Florida Power & Light	5.95% due 10/01/2033	100,000	139,865	1.0%

Puget Sound Energy	4.434% due 11/15/2041	300,000	354,008	2.7%

			959,346	7.2%

Total Corporate Bonds	(Cost is $7,415,457)		$8,131,980	61.2%

Government Bonds – 25.0%

Foreign Government Bonds

Quebec Canada Yankee	7.125% due 02/09/2024	$175,000	$207,939	1.5%

			207,939	1.5%
United States Treasury Bonds

United States Treasury Bond	5.25% due 02/15/2029	170,000	221,691	1.7%

United States Treasury Bond	6.25% due 05/15/2030	75,000	107,044	0.8%

United States Treasury Bond	3.125% due 11/15/2041	145,000	171,140	1.3%

United States Treasury Bond	3.375% due 11/15/2048	560,000	701,969	5.3%

United States Treasury Bond	6.125% due 08/15/2029	225,000	312,864	2.4%

United States Treasury Bond	5.375% due 02/15/2031	400,000	548,375	4.1%

United States Treasury Bond	4.25% due 05/15/2039	770,000	1,044,854	7.9%

			3,107,937	23.5%
Total Government Bonds	(Cost is $3,223,102)		$3,315,876	25.0%

Municipal Bonds – 1.3%

Municipal Leases

Oklahoma City Fin Auth Ed Lease Rev	6.60% due 09/01/2022	$160,000	$172,493	1.3%

			172,493	1.3%

Total Municipal Bonds	(Cost is $159,775)		$172,493	1.3%

Total investments		(Cost $10,798,334)	$11,620,349	87.5%

Other assets (net of liabilities)			1,664,219	12.5%

Total net assets			$13,284,568	100.0%

Saturna Investment Trust, Sextant Core Fund

Common Stocks – 60.9%	Number of Shares	Market Value	Country(1)	Percentage of Net Assets
Communications

Internet Media
Alphabet, Class A(2)	100	$202,191	United States	1.1%

Telecom Carriers
BCE	4,000	171,040	Canada	0.9%
Telus	8,000	160,320	Canada	0.8%
Verizon Communications	1,500	82,950	United States	0.5%
		414,310		2.2%
		616,501		3.3%
Consumer Discretionary

Apparel, Footwear & Accessory Design
VF	2,800	221,564	United States	1.2%

Home Improvement
Stanley Black & Decker	1,000	174,840	United States	0.9%

Home Products Stores
Home Depot	600	155,004	United States	0.8%
Lowe’s	1,400	223,650	United States	1.2%
		378,654		2.0%

Specialty Apparel Stores
Industria de Diseno Textil ADR	7,000	116,470	Spain	0.6%
Ross Stores	1,750	204,120	United States	1.1%
TJX Companies	2,200	145,178	United States	0.8%
		465,768		2.5%
		1,240,826		6.6%
Consumer Staples

Beverages
PepsiCo	1,250	161,487	United States	0.9%

Household Products
Procter & Gamble	1,150	142,060	United States	0.7%
Unilever ADR	2,900	150,974	United Kingdom	0.8%
		293,034		1.5%

Packaged Food
McCormick & Co	1,000	84,280	United States	0.4%
Nestle ADR	1,900	199,158	Switzerland	1.1%
		283,438		1.5%
		737,959		3.9%
Energy

Exploration & Production
ConocoPhillips	4,000	208,040	United States	1.1%

Integrated Oils
Royal Dutch Shell ADR, Class A	5,100	209,253	Netherlands	1.1%

Refining & Marketing
Phillips 66	1,100	91,355	United States	0.5%
		508,648		2.7%
Financials

Banks
PNC Financial Services Group	1,400	235,704	United States	1.2%

Consumer Finance
Mastercard, Class A	500	176,925	United States	1.0%
Visa	900	191,151	United States	1.0%
		368,076		2.0%

Diversified Banks
JP Morgan Chase	1,600	235,472	United States	1.2%

Institutional Brokerage
Virtu Financial	15,000	409,050	United States	2.2%

Investment Management
BlackRock	300	208,350	United States	1.1%

P&C Insurance
Chubb	810	131,690	Switzerland	0.7%
		1,588,342		8.4%
Health Care
Biotech
Amgen	880	197,930	United States	1.0%
CRISPR Therapeutics(2)	700	87,983	Switzerland	0.5%
		285,913		1.5%

Large Pharma
Bristol-Myers Squibb	4,000	245,320	United States	1.3%
Johnson & Johnson	1,515	240,067	United States	1.3%
Novartis ADR	2,300	197,593	Switzerland	1.0%
Novo Nordisk ADR	2,450	174,562	Denmark	0.9%
Pfizer	5,500	184,195	United States	1.0%
		1,041,737		5.5%

Managed Care
Humana	250	94,913	United States	0.5%
UnitedHealth Group	300	99,666	United States	0.5%
		194,579		1.0%

Medical Devices
Abbott Laboratories	2,700	323,406	United States	1.7%

Medical Equipment
Koninklijke Philips	3,877	210,908	Netherlands	1.1%
		2,056,543		10.8%

Industrials

Commercial & Residential Building Equipment & Systems
Honeywell International	1,000	202,350	United States	1.1%
Johnson Controls International	5,550	309,635	United States	1.6%
		511,985		2.7%

Flow Control Equipment
Parker Hannifin	800	229,568	United States	1.2%

Industrial Distribution & Rental
Fastenal	2,800	129,836	United States	0.6%

Rail Freight
Canadian National Railway	2,000	218,640	Canada	1.2%
Kansas City Southern Industries	700	148,638	United States	0.8%
		367,278		2.0%
		1,238,667		6.5%
Materials

Basic & Diversified Chemicals
Linde	1,000	244,270	Ireland	1.3%

Precious Metal Mining
Barrick Gold	10,000	186,700	Canada	1.0%
Newmont	4,000	217,520	United States	1.1%
		404,220		2.1%

Specialty Chemicals
RPM International	1,400	111,496	United States	0.6%

		759,986		4.0%
Technology

Application Software
Open Text US	3,900	173,823	Canada	0.9%

Communications Equipment
Apple	2,400	291,024	United States	1.5%

Consumer Electronics
Nintendo ADR	2,600	200,512	United States	1.1%
Sony ADR	1,900	201,039	Japan	1.1%
		401,551		2.2%

Infrastructure Software
Microsoft	800	185,904	United States	1.0%
Oracle	3,100	199,981	United States	1.0%
		385,885		2.0%

IT Services
Amdocs	1,000	75,810	United States	0.4%

Semiconductor Devices
Infineon Technologies ADR	4,775	208,429	Germany	1.1%
Intel	3,500	212,730	United States	1.1%
Micron Technology(2)	2,800	256,284	United States	1.4%
NXP Semiconductors	950	173,422	Netherlands	0.9%
Qualcomm	1,200	163,428	United States	0.9%
		1,014,293		5.4%
		2,342,386		12.4%
Utilities

Integrated Utilities
Duke Energy	1,600	136,944	United States	0.7%
NextEra Energy	4,000	293,920	United States	1.6%
		430,864		2.3%
		430,864		2.3%
Total Common Stocks	(Cost is $7,454,907)	$11,520,722		60.9%

Corporate Bonds – 15.0%	Coupon/ Maturity	Face Amount	Market Value	Percentage of Net Assets
Communications

Bellsouth Capital Funding	7.875% due 02/15/2030	$150,000	$201,939	1.1%
			201,939	1.1%
Consumer Discretionary

Lowe’s	4.25% due 09/15/2044	250,000	281,025	1.5%

Stanford University	4.013% due 05/01/2042	100,000	119,926	0.6%
			400,951	2.1%
Financials

General Electric Capital	5.35% due 04/15/2022	101,000	105,999	0.6%

Welltower	4.25% due 04/15/2028	350,000	398,181	2.1%
			504,180	2.7%
Health Care

Becton Dickinson	3.125% due 11/08/2021	100,000	101,875	0.6%

Cardinal Health	3.50% due 11/15/2024	155,000	168,169	0.9%

Gilead Sciences	3.70% due 04/01/2024	250,000	270,586	1.4%
			540,630	2.9%
Industrials

Legrand France Yankee	8.50% due 02/15/2025	170,000	217,056	1.1%

Union Pacific	3.375% due 02/01/2035	250,000	274,844	1.5%

			491,900	2.6%
Technology

Cisco Systems	2.90% due 03/04/2021	100,000	100,015	0.5%

Qualcomm	3.25% due 05/20/2027	220,000	243,008	1.3%
			343,023	1.8%
Utilities

PacifiCorp	6.00% due 01/15/2039	250,000	346,573	1.8%
			346,573	1.8%

Total Corporate Bonds	(Cost is $2,583,118)		$2,829,196	15.0%

Government Bonds – 9.1%	Coupon/ Maturity	Face Amount	Market Value	Percentage of Net Assets

United States Treasury Bonds

United States Treasury Bond	6.25% due 08/15/2023	$438,000	$502,947	2.7%

United States Treasury Bond	4.50% due 02/15/2036	137,000	186,737	1.0%

United States Treasury Bond	3.625% due 02/15/2044	155,000	197,510	1.0%
			887,194	4.7%
United States Treasury Notes

United States Treasury Note	2.75% due 11/15/2023	350,000	373,420	2.0%

United States Treasury Note	2.00% due 05/31/2024	80,000	84,191	0.4%

United States Treasury Note	2.00% due 11/30/2022	250,000	258,047	1.4%

United States Treasury Note	1.625% due 04/30/2023	106,000	109,279	0.6%
			824,937	4.4%

Total Government Bonds	(Cost is $1,600,307)		$1,712,131	9.1%

Municipal Bonds – 1.8%	Coupon/Maturity	Face Amount	Market Value	Percentage of Net Assets

General Obligation

Skagit SD #1	4.613% due 12/01/2022	$100,000	$100,815	0.6%

State Education

New York City Housing Dev	2.65% due 05/01/2021	100,000	100,394	0.5%

Utility Networks

Tacoma WA Elec Sys Revenue	5.966% due 01/01/2035	100,000	138,355	0.7%
			339,564	1.8%

Total Municipal Bonds	(Cost is $321,104)		$339,564	1.8%

Total investments		(Cost $11,959,436)	$16,401,613	86.8%

Other assets (net of liabilities)			2,497,506	13.2%

Total net assets			$18,899,119	100.0%

(1) Country of domicile

(2) Non-income producing

ADR: American Depositary Receipt

Saturna Investment Trust, Sextant Global High Income Fund:

Common Stocks – 41.8%	Number of Shares	Market Value	Country(1)	Percentage of Net Assets
Communications

Telecom Carriers
AT&T	7,500	$209,175	United States	2.3%
Orange ADR	20,000	231,400	France	2.5%
SK Telecom ADR	10,000	240,800	Korea	2.6%

		681,375		7.4%
Energy

Exploration & Production
Goodrich Petroleum(2)	200	1,942	United States	0.0%(3)

Integrated Oils
Equinor ADR	17,000	322,320	Norway	3.5%
Royal Dutch Shell ADR, Class A	3,800	155,914	Netherlands	1.7%
Total ADR	3,800	176,320	France	1.9%

		654,554		7.1%

		656,496		7.1%
Financials

Banks
Skandinaviska Enskilda Banken, Class A	25,000	288,707	Sweden	3.1%

Institutional Brokerage
Virtu Financial	12,500	340,875	United States	3.7%

Investment Companies
ICAHN Enterprises Depositary Unit	3,000	191,640	United States	2.1%

		821,222		8.9%
Health Care

Large Pharma
GlaxoSmithKline ADR	5,000	168,050	United Kingdom	1.8%
Novartis ADR	2,500	214,775	Switzerland	2.3%

		382,825		4.1%
Industrials

Infrastructure Construction
Shenzen Investment Holdings	325,000	135,742	Hong Kong	1.5%

		135,742		1.5%
Materials

Base Metals
South 32 ADR	35,000	374,500	Australia	4.0%

Steel Raw Material Suppliers
BHP Biliton ADR	5,500	417,505	Australia	4.5%

		792,005		8.5%

Technology

Communications Equipment
Cisco Systems		5,000	224,350	United States	2.4%

Infrastructure Software
Micro Focus International		30,000	175,200	United Kingdom	1.9%

			399,550		4.3%

Total Common Stocks		(Cost is $3,326,896)	$3,869,215		41.8%

Corporate Bonds – 24.8%	Coupon/Maturity	Face Amount	Market Value	Country(1)	Percentage of Net Assets
Communications

Netflix	4.375% due 11/15/2026	$250,000	$280,569	United States	3.0%

T-Mobile	6.50% due 01/15/2026	250,000	257,812	United States	2.8%

			538,381		5.8%

Consumer Discretionary

ADT	4.125% due 06/15/2023	150,000	156,293	United States	1.7%

			156,293		1.7%
Consumer Staples

Grupo Bimbo(4)	4.875% due 06/27/2044	200,000	229,702	Mexico	2.5%

			229,702		2.5%
Energy

Petrobras International Finance	6.875% due 01/20/2040	50,000	57,095	Brazil	0.6%

Petrobras International Finance	6.75% due 01/27/2041	80,000	90,272	Brazil	1.0%

			147,367		1.6%
Financials

Jefferies Group	5.125% due 01/20/2023	250,000	270,929	United States	2.9%

Lincoln National (3 month LIBOR plus 2.04%)(5)	2.264% due 04/20/2067	250,000	206,562	United States	2.2%

Royal Bank of Scotland	6.125% due 12/15/2022	200,000	218,111	United Kingdom	2.4%

			695,602		7.5%
Industrials

Burlington Northern Santa Fe	5.05% due 03/01/2041	200,000	260,445	United States	2.8%

			260,445		2.8%
Materials

Allegheny Technologies	7.875% due 08/15/2023	150,000	163,541	United States	1.8%

			163,541		1.8%
Technology

Hewlett Packard	4.65% due 12/09/2021	100,000	103,140	United States	1.1%

			103,140		1.1%

Total Corporate Bonds	(Cost is $2,128,174)		$2,294,471		24.8%

Government Bonds – 9.5%	Coupon/Maturity	Face Amount	Market Value	Country(1)	Percentage of Net Assets
Foreign Government Bonds

Colombia Republic	8.375% due 02/15/2027	$125,000	$149,517	Colombia	1.6%

Federal Republic of Brazil	12.50% due 01/05/2022	BRL 500,000	96,035	Brazil	1.0%

Federal Republic of Brazil	8.50% due 01/05/2024	BRL 750,000	143,988	Brazil	1.6%

Mexico Bonos Desarrollo	6.50% due 06/10/2021	MXN 8,500,000	408,995	Mexico	4.4%

Republic of Argentina	1.00% due 07/09/2029	9,276	3,659	Argentina	0.0%(3)

Republic of Argentina	0.125% due 07/09/2046	242,500	77,600	Argentina	0.9%

			879,794		9.5%

Total Government Bonds	(Cost is $1,248,676)		$879,794		9.5%

Municipal Bonds – 0.6%	Coupon/Maturity	Face Amount	Market Value	Country(1)	Percentage of Net Assets

Real Estate

Colony TX NFM Sales Tax Revenue	7.625% due 10/01/2042	$50,000	$54,307	United States	0.6%

Total Municipal Bonds	(Cost is $50,394)		$54,307		0.6%

Warrants – 0.0%

Energy

Exploration & Production
Goodrich Petroleum Warrants (2)		1,707	$–	United States	0.0%
Total Warrants	(Cost is $0)		$–		0.0%

Total Investments		(Cost $6,754,140)	$7,097,787		76.7%
Other Assets (net of liabilities)			2,161,747		23.3%

Total net assets			$ 9,259,534		100.0%

(1) Country of domicile

(2) Non-income producing

(3) Less than 0.05%

(4) Security was purchased pursuant to Regulation S under the Securities Act of 1933 which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 28, 2021, the aggregate value of these securities was $229,702 representing 2.5% of net assets.

(5) Variable rate security. The interest rate represents the rate in effect at February 28, 2021 and resets periodically based on the parenthetically disclosed reference rate and spread.

ADR: American Depositary Receipt

BRL: Brazilian Real

MXN: Mexican Peso

Saturna Investment Trust, Sextant Growth Fund

Common Stocks – 97.7%	Number of Shares	Market Value	Percentage of Net Assets
Communications
Internet Media

Alphabet, Class A(1)	1,584	$3,202,706	5.5%

		3,202,706	5.5%
Consumer Discretionary

Airlines

Southwest Airlines	12,500	726,625	1.2%

Apparel, Footwear & Accessory Design

Nike, Class B	10,276	1,384,999	2.4%

E-Commerce Discretionary

Amazon.com(1)	1,349	4,172,363	7.2%

Home Improvement

Stanley Black & Decker	8,684	1,518,311	2.6%

Home Products Stores

Lowe’s	11,200	1,789,200	3.1%

Other Commercial Services

Ecolab	6,243	1,307,034	2.2%

Restaurants

Starbucks	14,674	1,585,232	2.7%

Specialty Apparel Stores

TJX Companies	11,078	731,037	1.2%

		13,214,801	22.6%
Consumer Staples
Mass Merchants

Costco Wholesale	4,883	1,616,273	2.8%

		1,616,273	2.8%

Financials
Banks

PNC Financial Services Group	3,600	606,096	1.0%

Consumer Finance

Fidelity National Information Services	8,358	1,153,404	2.0%

Mastercard, Class A	8,914	3,154,219	5.4%

Paypal(1)	2,000	519,700	0.9%
		4,827,323	8.3%

Diversified Banks

JP Morgan Chase	9,000	1,324,530	2.3%

		6,757,949	11.6%

Health Care
Large Pharma

Bristol-Myers Squibb	7,800	478,374	0.8%

Merck & Co	10,000	726,200	1.3%
		1,204,574	2.1%

Medical Devices

Abbott Laboratories	20,799	2,491,304	4.3%

Edwards Lifesciences(1)	17,100	1,421,010	2.4%

Stryker	3,000	728,070	1.2%
		4,640,384	7.9%

		5,844,958	10.0%

Industrials
Commercial & Residential Building Equipment & Systems

Johnson Controls International	22,500	1,255,275	2.2%

Measurement Instruments

Trimble(1)	12,000	889,680	1.5%

		2,144,955	3.7%

Materials
Agricultural Chemicals

Corteva	14,500	654,675	1.1%

Precious Metal Mining

Newmont	18,000	978,840	1.7%

Specialty Chemicals

RPM International	18,000	1,433,520	2.5%

		3,067,035	5.3%
Technology
Application Software

Adobe(1)	7,600	3,493,492	6.0%

DocuSign(1)	8,500	1,926,610	3.3%

Electronic Arts	4,000	535,880	0.9%

Take-Two Interactive Software(1)	7,500	1,383,450	2.4%
		7,339,432	12.6%

Communications Equipment

Apple	40,000	4,850,400	8.3%

Infrastructure Software

Microsoft	18,920	4,396,630	7.5%

Oracle	21,300	1,374,063	2.4%
		5,770,693	9.9%

Semiconductor Devices

NVIDIA	1,200	658,296	1.1%

Qualcomm	12,000	1,634,280	2.8%

Texas Instruments	5,100	878,577	1.5%
		3,171,153	5.4%

		21,131,678	36.2%

Total investments	(Cost $22,245,377)	$56,980,355	97.7%

Other assets (net of liabilities)		1,313,648	2.3%

Total net assets		$58,294,003	100.0%

(1) Non-income producing

Saturna Investment Trust, Sextant International Fund

Common Stocks – 95.7%	Number of Shares	Market Value	Country(1)	Percentage of Net Assets

Communications

Telecom Carriers

BCE	47,600	$2,035,376	Canada	2.7%

Telus	98,600	1,975,944	Canada	2.6%

		4,011,320		5.3%

Consumer Discretionary

Apparel, Footwear & Accessory Design

Hermes International	600	672,439	France	0.9%

E-Commerce Discretionary

MercadoLibre	4,700	7,699,117	Argentina	10.2%

		8,371,556		11.1%

Consumer Staples

Household Products

L’Oreal	2,000	734,284	France	1.0%

Unicharm	16,000	634,218	Japan	0.8%

Unilever ADR	24,200	1,259,852	United Kingdom	1.7%

		2,628,354		3.5%

Health Care

Biotech

CRISPR Therapeutics(2)	10,000	1,256,900	Switzerland	1.7%

Large Pharma

Novartis ADR	21,400	1,838,474	Switzerland	2.4%

Novo Nordisk ADR	48,000	3,420,000	Denmark	4.5%
		5,258,474		6.9%

Medical Equipment

Alcon(2)	25,000	1,710,000	Switzerland	2.2%

Koninklijke Philips	32,649	1,776,106	Netherlands	2.4%
		3,486,106		4.6%

		10,001,480		13.2%

Materials

Basic & Diversified Chemicals

Linde	3,500	854,945	Ireland	1.1%

Precious Metal Mining

Agnico-Eagle Mines	20,000	1,117,400	Canada	1.5%

Barrick Gold	40,000	746,800	Canada	1.0%
		1,864,200		2.5%

Steel Raw Material Suppliers

Rio Tinto ADR	35,000	3,059,000	United Kingdom	4.1%

		5,778,145		7.7%

Technology

Application Software

Dassault Systemes ADR	31,853	6,615,550	France(3)	8.8%

NICE Systems ADR	28,200	6,473,028	Israel	8.6%

OpenText	50,000	2,228,500	Canada	2.9%
		15,317,078		20.3%

Consumer Electronics

Nintendo	3,400	2,080,421	Japan	2.7%

Sony ADR	25,000	2,645,250	Japan	3.5%
		4,725,671		6.2%

Information Services

Wolters Kluwer	90,000	7,177,097	Netherlands	9.5%

IT Services

Accenture, Class A	9,250	2,320,825	Ireland	3.1%

Semiconductor Manufacturing

ASML	17,000	9,640,530	Netherlands	12.8%

		39,181,201		51.9%
Utilities

Power Generation

Iberdrola	179,705	2,265,576	Spain	3.0%

		2,265,576		3.0%

Total investments	(Cost $27,488,254)	$72,237,632		95.7%

Other assets (net of liabilities)		3,281,370		4.3%

Total net assets		$75,519,002		100.0%

(1) Country of domicile

(2) Non-income producing

(3) Denotes a country of primary exposure

ADR: American Depositary Receipt

Saturna Investment Trust, Saturna Sustainable Equity Fund:

Common Stocks – 92.9%	Number of Shares	Market Value	Country(1)	Percentage of Net Assets

Consumer Discretionary

Apparel, Footwear & Accessory Design

adidas ADR	2,150	$377,626	Germany(2)	1.9%

Consumer Electronic & Appliance Stores

Best Buy	1,000	100,350	United States	0.5%

E-Commerce Discretionary

Amazon.com(3)	96	296,921	United States	1.5%

Home Products Stores

Home Depot	1,500	387,510	United States	1.9%

Lowe’s	1,500	239,625	United States	1.2%
		627,135		3.1%

Other Commercial Services

Ecolab	1,500	314,040	United States	1.6%

Restaurants

Starbucks	3,213	347,100	United States	1.7%

Specialty Apparel Stores

TJX Companies	5,000	329,950	United States	1.6%

Toys & Games

Hasbro	1,800	168,678	United States	0.9%

		2,561,800		12.8%

Consumer Staples

Household Products

Church & Dwight	3,400	267,750	United States	1.3%

L’Oreal ADR	5,400	395,604	France	2.0%

Reckitt Benckiser Group ADR	16,700	285,821	United Kingdom	1.4%

Unicharm ADR	40,500	321,165	Japan(2)	1.6%

Unilever ADR	6,600	343,596	United Kingdom	1.7%
		1,613,936		8.0%

Packaged Food

Danone ADR	28,700	391,468	France	2.0%

Nestle ADR	1,000	104,820	Switzerland	0.5%

		496,288		2.5%

		2,110,224		10.5%

Energy

Renewable Energy Equipment

Siemens Gamesa Renewable Energy	11,000	410,479	Spain	2.0%

Vestas Wind Systems	2,200	415,043	Denmark	2.1%

		825,522		4.1%

Financials

Consumer Finance

Mastercard, Class A	860	304,311	United States	1.5%

Life Insurance

AIA Group	25,000	315,249	Hong Kong	1.6%

Aviva PLC ADR	40,000	403,200	United States	2.0%
		718,449		3.6%

P&C Insurance

Chubb	2,000	325,160	Switzerland	1.6%

		1,347,920		6.7%

Health Care

Health Care Facilities

IHH Healthcare	141,000	176,676	Malaysia	0.9%

Large Pharma

GlaxoSmithKline ADR	11,500	386,515	United Kingdom	1.9%

Johnson & Johnson	2,300	364,458	United States	1.8%

Novartis ADR	2,150	184,707	Switzerland	1.0%

Novo Nordisk ADR	5,100	363,375	Denmark	1.8%

Pfizer	8,000	267,920	United States	1.3%

Roche Holding ADR	5,800	238,380	Switzerland	1.2%
		1,805,355		9.0%

Medical Equipment

Koninklijke Philips	6,900	375,360	Netherlands	1.9%

		2,357,391		11.8%

Industrials

Commercial & Residential Building Equipment & Systems

Assa Abloy ADR	27,500	344,850	Sweden(2)	1.7%

Legrand	3,600	314,862	France	1.6%
		659,712		3.3%

Electrical Components

TE Connectivity	3,200	416,096	Switzerland	2.1%

Electrical Power Equipment

Schneider Electric ADR	11,100	328,338	United States	1.6%

Siemens ADR	5,300	410,750	Germany	2.1%
		739,088		3.7%

Rubber & Plastic

Hartalega	80,000	197,084	Malaysia	1.0%

		2,011,980		10.1%

Materials

Specialty Chemicals

DSM Koninklijke	1,900	315,165	Netherlands	1.6%

Johnson Matthey	4,031	172,852	United Kingdom	0.9%

Novozymes ADR	6,550	403,742	Denmark	2.0%

		891,759		4.5%

Technology

Application Software

Adobe Systems(3)	1,000	459,670	United States	2.3%

Atlassian(3)	1,490	354,173	Australia	1.8%

Dassault Systemes ADR	1,506	312,781	France	1.6%

Electronic Arts	2,400	321,528	United States	1.6%

Open Text	8,250	367,703	Canada	1.8%
		1,815,855		9.1%

Communications Equipment

Apple	4,000	485,040	United States	2.4%

Consumer Electronics

Nintendo ADR	4,575	352,824	Japan(2)	1.8%

Sony ADR	4,000	423,240	Japan	2.1%
		776,064		3.9%

Electronics Components

Murata Manufacturing	4,000	343,076	Japan	1.7%

Information Services

Wolters Kluwer	5,000	398,728	Netherlands	2.0%

Infrastructure Software

Microsoft	1,438	334,162	United States	1.7%

IT Services

Accenture, Class A	1,600	401,440	Ireland	2.0%

CGI Group, Class A(3)	6,000	447,780	Canada	2.2%
		849,220		4.2%

Semiconductor Devices

NXP Semiconductors	1,800	328,590	Netherlands	1.6%

STMicroelectronics	7,800	303,108	Switzerland	1.5%
		631,698		3.1%

Semiconductor Manufacturing

Taiwan Semiconductor ADR	3,650	459,681	Taiwan	2.3%

		6,093,524		30.4%
Utilities

Power Generation

Iberdrola	31,752	400,304	Spain	2.0%

		400,304		2.0%

Total investments	(Cost $13,739,776)	$18,600,424		92.9%

Other assets (net of liabilities)		1,411,007		7.1%

Total net assets		$20,011,431		100.0%

(1) Country of domicile

(2) Denotes a country of primary exposure

(3) Non-income producing

ADR: American Depositary Receipt

Saturna Investment Trust, Saturna Sustainable Bond Fund

Corporate Bonds—60.4%	Coupon/Maturity	Face Amount	Market Value	Country(1)	Percentage of Net Assets

Communications
Telecom Italia(2)	5.303% due 05/30/2024	$250,000	$270,668	Italy	1.2%

			270,668		1.2%
Consumer Discretionary
Barry Callebaut(2)	5.50% due 06/15/2023	500,000	533,794	Belgium	2.3%

Macy’s	4.375% due 09/01/2023	750,000	754,688	United States	3.2%

Starbucks	2.45% due 06/15/2026	250,000	265,271	United States	1.1%

State Street(3)	1.2165% due 06/15/2047	200,000	171,454	United States	0.7%

			1,725,207		7.3%
Consumer Staples
Danone(2)	2.589% due 11/02/2023	500,000	524,457	France	2.2%

Danone(4,5,6)	1.75% due PERP	EUR 500,000	615,157	France	2.6%

NextEra Energy Capital (3 month LIBOR plus 2.125%)(3)	2.3415% due 06/15/2067	500,000	466,207	France	2.0%

			1,605,821		6.8%
Financials
AXA(5,7)	5.125% due 01/17/2047	250,000	286,083	France	1.2%

Bank of Nova Scotia(6)	4.90% due PERP	750,000	807,187	Canada	3.4%

First Abu Dhabi Bank(5)	3.00% due 03/30/2022	250,000	256,274	United Arab Emirates	1.1%

Iron Mountain(2)	5.25% due 07/15/2030	1,000,000	1,028,750	United States	4.4%

Lincoln National (3 month LIBOR plus 2.04%)(3)	2.549% due 05/17/2066	1,650,000	1,432,118	United States	6.1%

MunichRe(8)	1.25% due 05/26/2041	EUR 400,000	482,269	Germany	2.0%

MAF Sukuk(5)	4.638% due 05/14/2029	600,000	685,353	United Arab Emirates	2.9%

			4,978,034		21.1%
Health Care

Roche(2)	2.625% due 05/15/2026	200,000	214,344	Switzerland	0.9%

			214,344		0.9%

Materials
Ball	5.25% due 07/01/2025	400,000	450,000	United States	1.9%

Koninklijke DSM(5)	1.00% due 04/09/2025	EUR 500,000	629,137	Netherlands	2.7%

Stora Enso(2)	7.25% due 04/15/2036	200,000	273,389	Finland	1.2%

			1,352,526		5.8%
Technology
Admiral Group(5)	5.50% due 07/25/2024	GBP 200,000	315,164	Finland	1.3%

Adobe	2.30% due 02/01/2030	200,000	205,761	United States	0.8%

Koninklijke KPN	8.375% due 10/01/2030	250,000	355,046	Netherlands	1.5%

Nokia	3.375% due 06/12/2022	500,000	514,325	Finland	2.2%

Nokia(5)	2.375% due 05/15/2025	EUR 400,000	513,627	Finland	2.2%

NXP BV/NXP Funding(2)	3.40% due 05/01/2030	250,000	270,621	Netherlands	1.2%

RELX	4.00% due 03/18/2029	400,000	452,797	United Kingdom	1.9%

Telecom Italia(5)	3.00% due 09/30/2025	EUR 520,000	673,206	Italy	2.9%

			3,300,547		14.0%
Utilities

United Utilities	6.875% due 08/15/2028	135,000	171,687	United Kingdom	0.8%

Women’s Livelihood Bond Asset(2)	3.95% due 12/10/2024	600,000	593,591	United Kingdom	2.5%

			765,278		3.3%

Total Corporate Bonds	(Cost is $14,133,639)		$14,212,425		60.4%

Government Bonds – 27.6%

Financial Services
European Investment Bank	3.30% due 02/03/2028	AUD 1,250,000	1,077,976	Luxembourg	4.6%

KFW	2.00% due 11/30/2021	250,000	253,395	Germany	1.1%

			1,331,371		5.7%

Foreign Government Bonds
Canadian Imperial Bank(9)	4.375% due 10/28/2080	CAD 500,000	408,785	Brazil	1.7%

Federal Republic of Brazil	12.50% due 01/05/2022	BRL 2,000,000	384,140	Brazil	1.7%

International Finance Corp(5)	4.60% due 01/27/2023	BRL 1,000,000	178,022	Brazil	0.8%

International Financial Corp	4.75% due 04/29/2021	MXN 15,000,000	713,972	Mexico	3.0%

Koninklijke KPN NV(5)	5.00% due 11/18/2026	GBP 400,000	642,038	Colombia	2.7%

Mexico Bonos Desarrollo	6.50% due 06/10/2021	MXN 20,000,000	962,340	Mexico	4.1%

Ontario	2.65% due 02/05/2025	CAD 500,000	417,747	Canada	1.8%

Queensland Treasury(5)	2.50% due 03/06/2029	AUD 600,000	491,629	Australia	2.1%

Perusahaan Penerbit SBSN(5)	3.75% due 03/01/2023	250,000	264,003	Indonesia	1.1%

Republic of Colombia	7.75% due 04/14/2021	COP 2,500,000,000	689,337	Colombia	2.9%

			5,152,013		21.9%

Total Government Bonds	(Cost is $6,310,791)		$6,483,384		27.6%

Total investments		(Cost $20,444,430)	$20,695,809		88.0%

Other assets (net of liabilities)			2,825,966		12.0%

Total net assets			$23,521,775		100.0%

(1)	Country of risk
(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 28, 2021, the net value of these securities was $3,709,614 representing 15.9% of net assets.

(3)	Variable rate security. The interest rate represents the rate in effect at February 28, 2021 and resets periodically based on the parenthetically disclosed reference rate and spread.
(4)	Danone is a fixed to float bond. The bond has a fixed rate until 06/23/2023 The interest rate represents the rate in effect at February 28, 2021
(5)

Security was purchased pursuant to Regulation S under the Securities Act of 1933 which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 28, 2021, the aggregate value of these securities was $5,549,693 representing 23.6% of net assets.

(6)	Security is perpetual in nature and has no stated maturity
(7)	AXA is a fixed to float bond. The bond has a fixed rate until 01/17/2027 The interest rate represents the rate in effect at February 28, 2021
(8)	MunichRe is a fixed to float bond. The bond has a fixed rate until 05/26/2031 The interest rate represents the rate in effect at February 28, 2021
(9)	Canadian Imperial Bank is a fixed to float bond. The bond has a fixed rate until 10/28/2025 The interest rate represents the rate in effect at February 28, 2021

AUD: Australian Dollar

BRL: Brazilian Real

CAD: Canadian Dollar

COP: Colombian Peso

EUR: Euro

MXN: Mexican Peso

GBP: Great British Pound

Saturna Investment Trust, Idaho Tax-Exempt Fund

Municipal Bonds – 96.8%	Coupon/Maturity	Face Amount	Market Value	Percentage of Net Assets
Financial Services

Idaho Bond Bank Authority	4.00% due 09/15/2032	$405,000	$437,040	3.1%

Idaho Housing & Finance Rev	3.00% due 07/01/2036	165,000	166,780	1.2%

			603,820	4.3%

General Obligation

Ada & Canyon Cos ID JSD #2 Meridian	5.00% due 08/15/2032	325,000	384,894	2.7%

Ada & Canyon Cos ID JSD #3 Kuna	4.00% due 09/15/2027	100,000	119,621	0.9%

Boise City ID Independent SD	3.00% due 08/01/2038	100,000	103,251	0.7%

Bonneville & Bingham Cos JSD #93	5.00% due 09/15/2031	200,000	214,202	1.5%

Bonneville & Bingham Cos JSD #93	5.00% due 09/15/2029	250,000	267,953	1.9%

Bonneville Co ID SCD #91	4.00% due 09/15/2026	15,000	15,861	0.2%

Bonneville Co ID SCD #91	4.00% due 09/15/2026	35,000	36,783	0.3%

Bonneville Co ID SCD #91	3.75% due 09/15/2032	285,000	300,601	2.1%

Boundary County ID SCD #101	4.00% due 08/15/2021	240,000	244,181	1.7%

Canyon Co ID SCD #134 Middleton	4.00% due 09/15/2028	400,000	451,208	3.2%

Canyon Co ID SCD #135 Notus	3.25% due 09/15/2031	290,000	315,938	2.2%

Canyon Co ID SCD #135 Notus	3.25% due 09/15/2032	170,000	184,302	1.3%

Canyon Co ID SCD #139 Vallivue	5.00% due 09/15/2024	260,000	278,795	2.0%

Caribou Franklin Bannock JSD #148	3.25% due 09/15/2035	300,000	331,596	2.4%

Cassia Oneida Twin Falls JSD #151	3.375% due 09/15/2034	160,000	168,110	1.2%

College of Western ID Annual Approp	4.00% due 10/01/2027	125,000	148,145	1.1%

Kootenai Co ID SCD # 271 UNREF	4.00% due 09/15/2025	125,000	131,510	1.0%

Kootenai Co ID SCD #271 PREREF	4.00% due 09/15/2025	40,000	42,266	0.3%

Kootenai Co ID SCD #273	4.00% due 08/15/2031	265,000	294,142	2.1%

Kootenai-Shoshone ID Area Libraries	4.25% due 08/01/2021	220,000	223,740	1.6%

Latah Co ID SCD #281 Moscow Ser B	4.00% due 08/15/2027	100,000	108,766	0.8%

Latah Co ID SCD #281 Moscow Ser B	4.00% due 08/15/2028	200,000	217,480	1.5%

Madison Co. Id. SDC #321	5.00% due 09/15/2035	250,000	305,510	2.2%

Owyhee & Canyon Co. # 363 Marsing	4.00% due 09/15/2035	150,000	170,963	1.2%

Teton Co, ID SCD #401 Driggs	4.00% due 09/15/2035	500,000	576,695	4.1%

Twin Falls Co ID SCD #411 Series A	4.00% due 09/15/2027	170,000	191,276	1.4%

Twin Falls Co ID SCD #411 Series A	4.25% due 09/15/2030	300,000	340,173	2.4%

Twin Falls Co ID SCD #411 Series B	4.75% due 09/15/2039	200,000	230,288	1.6%

Valley & Adams Cos ID JSD #421	3.00% due 08/01/2026	220,000	227,150	1.6%

			6,625,400	47.2%

Government Bonds

Idaho St Bldg Auth Health & Welfare	5.00% due 09/01/2043	25,000	30,298	0.2%

Idaho St Health Facs Auth	4.00% due 09/01/2045	265,000	302,145	2.2%

Idaho St Hsg & Fin Assn	5.00% due 07/15/2037	100,000	123,291	0.8%

			455,734	3.2%

Health Care Facilities

Idaho Health Faci Auth Hos Rev	5.00% due 12/01/2047	260,000	309,124	2.2%

			309,124	2.2%

Medical - Hospitals

Idaho Health Rev Trinity Health Grp	3.25% due 12/01/2028	300,000	322,758	2.3%

			322,758	2.3%

Municipal Leases

Idaho Falls ID COPs	4.00% due 09/15/2028	260,000	310,671	2.2%

Idaho Falls ID COPS	4.00% due 09/15/2038	150,000	176,432	1.3%

			487,103	3.5%

Pollution Control

Idaho Bond Bank Authority	4.30% due 09/01/2022	20,000	20,062	0.1%

Idaho Bond Bank Authority	4.00% due 09/15/2032	130,000	151,791	1.1%

Idaho Bond Bank Authority	4.00% due 09/15/2033	135,000	157,052	1.1%

			328,905	2.3%

Real Estate

Idaho Fish & Wildlife Foundation Rev	5.00% due 12/01/2033	320,000	395,318	2.8%

Idaho Fish & Wildlife Foundation Rev	4.00% due 12/01/2036	200,000	233,868	1.7%

Idaho State Building Authority	5.00% due 09/01/2031	200,000	214,502	1.5%

Idaho State Building Authority	5.00% due 09/01/2032	400,000	429,004	3.1%

Post Falls ID LID SPA	5.00% due 05/01/2021	90,000	90,199	0.6%

			1,362,891	9.7%

State Education

Boise State University ID Revenue	5.00% due 04/01/2028	125,000	143,671	1.0%

Boise State University ID Revenue	5.00% due 04/01/2032	160,000	185,978	1.3%

Idaho State University Revenue	4.00% due 04/01/2027	170,000	191,973	1.4%

Idaho State University Revenue	4.00% due 04/01/2030	245,000	271,847	1.9%

Idaho State University Revenue	3.00% due 04/01/2031	250,000	260,975	1.9%

Jefferson & Madison Cos. ID SCD#251	5.00% due 09/15/2028	100,000	128,724	0.9%

Nez Perce CO ISD #1 Lewiston	5.00% due 09/15/2029	330,000	405,976	2.9%

North Idaho College Dormitory Rev	4.00% due 11/01/2030	285,000	318,661	2.3%

University of Idaho Revenue	5.00% due 04/01/2032	30,000	31,540	0.2%

University of Idaho Revenue	5.00% due 04/01/2032	425,000	444,652	3.2%

			2,383,997	17.0%

Transportation

Boise ID Airport Park Fac Rev	3.00% due 09/01/2028	210,000	211,592	1.5%

Water Supply

Payette Lakes Rec Wtr & Swr Rev	4.00% due 08/01/2032	195,000	219,839	1.6%

Payette Lakes Rec Wtr & Swr Rev	4.00% due 08/01/2034	255,000	285,853	2.0%
			505,692	3.6%

			13,597,016	96.8%

Total investments		(Cost $12,946,304)	$13,597,016	96.8%

Other assets (net of liabilities)			449,424	3.2%

Total net assets			$14,046,440	100.0%

Notes to Schedule of Investments (unaudited)

1. Organization:

Saturna Investment Trust (the “Trust”) was established under Washington State Law as a business trust on February 20, 1987.

2. Significant Accounting Policies

a. Security valuation:

Under procedures approved by the Trust’s Board of Directors, Saturna Capital, the Trust’s investment adviser and administrator, has formed a Pricing Committee to administer the pricing and valuation of portfolio securities, including valuation of securities for which market quotations are not readily available.

Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at the latest bid price.

Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using factors such as yields or prices of bonds of comparable quality, type of issue, coupon maturity, ratings, trading activity, and general market conditions.

Fixed-income debt instruments, such as commercial paper, bankers’ acceptances and US Treasury Bills, with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Foreign markets may close before the time as of which the Funds’ share prices are determined. Because of this, events occurring after the close and before the determination of the Funds’ share prices may have a material effect on the values of some or all of the Funds’ foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.

In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on the trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

b. Fair Value Measurements Disclosure:

Accounting Standards Codification (ASC) 820 establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below.

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 — Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2021 in valuing the Funds’ investments carried at value:

Fair Value Measurements Table:

	Level 1	Level 2	Level 3
Funds	Quoted Price	Significant Observable Input	Significant Unobservable Input	Total
Sextant Short-Term Bond

Corporate Bonds(1)	$-	$9,159,595	$-	$9,159,595

Government Bonds(1)	$-	$2,826,326	$-	$2,826,326
Total Assets	$-	$11,985,921	$-	$11,985,921

Sextant Bond Income

Corporate Bonds(1)	$-	$8,131,980	$-	$8,131,980

Government Bonds(1)	$-	$3,315,876	$-	$3,315,876

Municipal Bonds(1)	$-	$172,493	$-	$172,493
Total Assets	$-	$11,620,349	$-	$11,620,349

Sextant Core

Common Stock(1)	$11,520,722	$-	$-	$11,520,722

Corporate Bonds(1)	$-	$2,829,196	$-	$2,829,196

Government Bonds(1)	$-	$1,712,131	$-	$1,712,131

Municipal Bonds(1)	$-	$339,564	$-	$339,564
Total Assets	$11,520,722	$4,880,891	$-	$16,401,613

Sextant Global High Income

Common Stocks

Communications	$681,375	$-	$-	$681,375

Energy	$656,496	$-	$-	$656,496

Financials	$532,515	$288,707	$-	$821,222

Health Care	$382,825	$-	$-	$382,825

Industrials	$-	$135,742	$-	$135,742

Materials	$792,005	$-	$-	$792,005

Technology	$399,550	$-	$-	$399,550
Total Common Stocks	$3,444,766	$424,449	$-	$3,869,215
Corporate Bonds(1)	$-	$2,294,471	$-	$2,294,471
Government Bonds(1)	$-	$879,794	$-	$879,794
Municipal Bonds(1)	$-	$54,307	$-	$54,307
Warrants(1)	$-	$-	$-	$-
Total Assets	$3,444,766	$3,653,021	$-	$7,097,787

Sextant Growth

Common Stocks(1)	$56,980,355	$-	$-	$56,980,355
Total Assets	$56,980,355	$-	$-	$56,980,355

Sextant International

Common Stocks

Communications	$4,011,320	$-	$-	$4,011,320

Consumer Discretionary	$7,699,117	$672,439	$-	$8,371,556

Consumer Staples	$1,259,852	$1,368,502	$-	$2,628,354

Health Care	$10,001,480	$-	$-	$10,001,480

Materials	$5,778,145	$-	$-	$5,778,145

Technology	$29,923,683	$9,257,518	$-	$39,181,201

Utilities	$-	$2,265,576	$-	$2,265,576
Total Assets	$58,673,597	$13,564,035	$-	$72,237,632

Sustainable Equity

Common Stocks

Consumer Discretionary	$2,561,800	$-	$-	$2,561,800

Consumer Staples	$2,110,224	$-	$-	$2,110,224

Energy	$-	$825,522	$-	$825,522

Financials	$1,032,671	$315,249	$-	$1,347,920

Health Care	$2,180,715	$176,676	$-	$2,357,391

Industrials	$1,500,034	$511,946	$-	$2,011,980

Materials	$403,742	$488,017	$-	$891,759

Technology	$5,351,720	$741,804	$-	$6,093,524

Utilities	$-	$400,304	$-	$400,304
Total Assets	$15,140,906	$3,459,518	$-	$18,600,424

Sustainable Bond

Communications	$-	$270,668	$-	$270,668

Consumer Discretionary	$-	$1,725,207	$-	$1,725,207

Consumer Staples	$-	$1,605,821	$-	$1,605,821

Financials	$-	$4,978,034	$-	$4,978,034

Health Care	$-	$214,344	$-	$214,344

Materials	$-	$1,352,526	$-	$1,352,526

Technology	$-	$3,300,547	$-	$3,300,547

Utilities	$-	$171,687	$593,591	$765,278
Total Corporate Bonds	$-	$13,618,834	$593,591	$14,212,425

Government Bonds(1)	$-	$6,483,384	$-	$6,483,384
Total Assets	$-	$20,102,218	$593,591	$20,695,809

Idaho Tax-Exempt

Tax-Exempt Municipal Bonds(1)	$-	$13,597,016	$-	$13,597,016
Total Assets	$-	$13,597,016	$-	$13,597,016

¹	See Schedule of Investments for industry breakout.

There were no transfers between Level 1 and Level 2 during the period ending February 28, 2021

The following is a reconciliation of assets ad liabilities for which Level 3 inputs were used in determining value.

Corporate Bonds
Beginning balance	$-
Total realized gain (loss)	$-
Change in unrest unrealized appreciation (depreciation)	$(6,409)
Net purchases	$600,000
Net Sales	$-
Accrued Interest	$-
Transfers into Level 3	$-
Transfers out of Level 3	$-
Ending Balance	$593,591

The Following is quantitative information about quantitative information about significant unobservable inputs (Level 3) for the Company as of February 28, 2021.

Asset Category	Fair Value	Valuation Technique	Unobservable Input	Input value
Utilities	$593,591	Market Comparable	Spread to benchmark	356bp

The following represents the impact on fair value measurements to changes unobservable inputs:

Unobservable Input	Increase in Inputs Impact on Valuation	Decrease in Inputs Impact on Valuation
Spread to benchmark	Increase	Decrease